Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	28
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$134,976,470.47	0.2877963	$108,039,162.60	0.2303607	$26,937,307.87
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$387,206,470.47	0.2666289	$360,269,162.60	0.2480800	$26,937,307.87

Weighted Avg. Coupon (WAC)	4.79%		4.83%
Weighted Avg. Remaining Maturity (WARM)	31.59		30.93
Pool Receivables Balance	$422,098,848.29		$394,757,344.63
Remaining Number of Receivables	47,636		45,388

Adjusted Pool Balance	$417,118,496.85		$390,181,188.98

III. COLLECTIONS

Principal:
Principal Collections	$26,426,166.45
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$435,979.66
Total Principal Collections	$26,862,146.11

Interest:
Interest Collections	$1,712,959.91
Late Fees & Other Charges	$63,043.92
Interest on Repurchase Principal	$-
Total Interest Collections	$1,776,003.83

Collection Account Interest	$913.22
Reserve Account Interest	$276.37
Servicer Advances	$-

Total Collections	$28,639,339.53

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	28
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections					$28,639,339.53
Reserve Account Release					$-
Total Available for Distribution					$28,639,339.53
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$351,749.04		$351,749.04	$351,749.04
Collection Account Interest					$913.22
Late Fees & Other Charges					$63,043.92
Total due to Servicer					$415,706.18

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$69,737.84		$69,737.84
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$192,547.34		$192,547.34	$192,547.34

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$27,929,777.43

Reserve Account Release					$-
Reserve Account Draw					$-

7. Principal Distribution Amount:					$26,937,307.87

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$26,937,307.87
Class A-4 Notes				$-
Class A Notes Total:		$26,937,307.87		$26,937,307.87
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$26,937,307.87		$26,937,307.87

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					992,469.56

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,980,351.44
Beginning Period Amount	$4,980,351.44
Current Period Amortization	$404,195.79
Ending Period Required Amount	$4,576,155.65
Ending Period Amount	$4,576,155.65
Next Distribution Date Required Amount	$4,203,543.75

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	28
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		7.17%	7.67%	7.67%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.22%	44,579	97.21%	$383,762,362.43
30 - 60 Days	1.43%	647	2.22%	$8,767,433.77
61 - 90 Days	0.30%	137	0.49%	$1,943,420.44
91 + Days	0.06%	25	0.07%	$284,127.99
		45,388		$394,757,344.63
Total
Delinquent Receivables 61 + days past due	0.36%	162	0.56%	$2,227,548.43
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.33%	159	0.53%	$2,223,660.42
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	172	0.55%	$2,472,925.32
Three-Month Average Delinquency Ratio	0.35%		0.55%

Repossession in Current Period		37		$498,677.76
Repossession Inventory		91		$316,139.73

Charge-Offs
Gross Principal of Charge-Off for Current Period				$915,337.21
Recoveries				$(435,979.66)
Net Charge-offs for Current Period				$479,357.55

Beginning Pool Balance for Current Period				$422,098,848.29

Net Loss Ratio				1.36%
Net Loss Ratio for 1st Preceding Collection Period				1.08%
Net Loss Ratio for 2nd Preceding Collection Period				0.54%
Three-Month Average Net Loss Ratio for Current Period				0.99%

Cumulative Net Losses for All Periods				$11,680,971.34
Cumulative Net Losses as a % of Initial Pool Balance				0.77%

Principal Balance of Extensions				$2,394,228.32
Number of Extensions				169

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